UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 02258

Boston Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Boston Income Portfolio                                                                                                                  as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 5.0% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.7%
Hit Entertainment, Inc., Term Loan, 10.86%, Maturing 2/5/13	$13,910,000	$14,096,923
		$14,096,923
Building Materials — 0.1%
Ply Gem Industries, Term Loan, 11.12%, Maturing 10/31/11	$1,630,000	$1,649,867
		$1,649,867
Energy — 0.5%
Riata Energy, Inc., Term Loan, 11.00%, Maturing 11/16/07	$10,820,000	$10,928,200
		$10,928,200
Gaming — 0.7%
BLB Worldwide Holdings, Term Loan, 9.70%, Maturing 6/30/12	$8,520,000	$8,647,800
M Holdings, Term Loan, 8.86%, Maturing 12/13/08	5,400,000	5,400,000
		$14,047,800
Healthcare — 0.8%
HCA Inc., Term Loan, 7.61%, Maturing 11/18/13	$16,200,000	$16,365,920
		$16,365,920
Publishing/Printing — 1.8%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$8,120,000	$8,185,975
Nielsen Finance LLC, Term Loan, 7.61%, Maturing 8/9/13	26,932,500	27,177,343
		$35,363,318
Services — 0.2%
Rental Services Corp., Term Loan, 8.85%, Maturing 12/2/13	$4,060,000	$4,138,029
		$4,138,029
Technology — 0.2%
Sanmina-SCI Corp., Term Loan, 7.88%, Maturing 1/31/08	$4,000,000	$4,017,000
		$4,017,000
Total Senior, Floating Rate Interests (identified cost $99,781,245)		$100,607,057

Corporate Bonds & Notes — 82.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.8%
Alion Science and Technology Corp., 10.25%, 2/1/15 (2)	$5,765	$5,837,062
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	2,770	3,012,375
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,530,500
Bombardier, Inc., 8.00%, 11/15/14 (2)	2,620	2,718,250
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,472,400
		$15,570,587

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,669	$1,669,966
		$1,669,966
Automotive & Auto Parts — 5.6%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$4,135	$4,290,062
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,777,500
Ford Motor Credit Co., 6.625%, 6/16/08	4,060	4,059,054
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	15,023,694
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	7,194,272
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	337,574
Ford Motor Credit Co., Sr. Notes, Variable Rate, 8.11%, 1/13/12	9,400	9,450,083
Ford Motor Credit Co., Variable Rate, 8.371%, 11/2/07	17,775	18,035,564
General Motors Acceptance Corp., 5.125%, 5/9/08	3,555	3,509,503
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,805,591
General Motors Acceptance Corp., 7.00%, 2/1/12	710	725,097
General Motors Acceptance Corp., 8.00%, 11/1/31	19,990	22,565,472
Goodyear Tire and Rubber Co., Sr. Notes, 8.625%, 12/1/11 (2)	2,615	2,765,362
Goodyear Tire and Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09 (2)	3,740	3,786,751
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	7,195	7,905,506
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	4,385	4,571,362
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,337,500
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,970,800
Venture Holding Trust, Sr. Notes, 9.50%, 2/1/07 (3)	3,683	18,415
		$112,129,162
Broadcasting — 1.4%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (2)	$2,855	$3,054,850
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (2)	10,985	12,413,050
Sinclair Broadcast, 4.875%, 7/15/18	1,585	1,481,975
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	10,320	10,320,000
		$27,269,875
Building Materials — 2.1%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$415	$432,637
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,760	3,985,600
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	5,711	5,796,665
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	1,032,550
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,520	2,589,300
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	16,315	16,274,212
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	6,980	5,165,200
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (2)	6,595	7,023,675
		$42,299,839

Cable/Satellite TV — 4.7%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/07 (3)	$5,085	$5,161,275
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	10,260	10,413,900
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.87%, 4/1/09	8,030	8,551,950
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	5,965	6,188,687
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	19,670,175
Charter Communication Holdings, LLC, Sr. Notes, 8.25%, 4/1/07	2,260	2,260,000
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	2,495	2,597,919
CSC Holdings, Inc., Sr. Notes, 7.25%, 7/15/08	3,765	3,835,594
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,244
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	415	432,119
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	615	636,525
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	20,845	21,809,081
Kabel Deutschland GMBH, 10.625%, 7/1/14	4,005	4,490,606
Mediacom Broadband Corp., LLC, Sr. Notes, 8.50%, 10/15/15 (2)	4,775	4,858,562
National Cable, PLC, 8.75%, 4/15/14	2,575	2,684,437
		$93,606,074
Capital Goods — 2.3%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (2)	$14,725	$15,847,781
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14	1,110	1,143,300
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	8,765	9,334,725
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (2)	3,575	3,807,375
Esco Corp., Sr. Notes, 8.625%, 12/15/13 (2)	3,010	3,115,350
Esco Corp., Sr. Notes, Variable Rate, 9.235%, 12/15/13 (2)	3,010	3,092,775
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	823,566
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,285	2,479,225
Mueller Holdings, Inc., 14.75%, (0.00% until 2009), 4/15/14	3,644	3,334,260
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12 (2)	2,990	3,019,900
		$45,998,257
Chemicals — 3.1%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$4,924	$5,465,640
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	5,317,375
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	14,675	15,628,875
Koppers, Inc., 9.875%, 10/15/13	51	55,590
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,789,469
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,090,000
Mosaic Co., Sr. Notes, 7.375%, 12/1/14 (2)	2,615	2,660,762
Mosaic Co., Sr. Notes, 7.625%, 12/1/16 (2)	2,615	2,686,912
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	3,525	3,525,000
OM Group, Inc., 9.25%, 12/15/11	13,060	13,631,375

Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14 (2)	$8,030	$8,250,825
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,797	1,920,544
		$63,022,367
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,165	$5,087,525
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,481,950
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.40%, 10/15/13 (2)	1,455	1,509,562
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14 (2)	2,905	2,875,950
		$10,954,987
Containers — 1.2%
Berry Plastics Holding Corp., 8.875%, 9/15/14 (2)	$8,260	$8,569,750
Berry Plastics Holding Corp., Variable Rate, 9.235%, 9/15/14 (2)	2,200	2,271,500
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	4,747,200
Pliant Corp. (PIK), 11.85%, 6/15/09 (4)	7,939	8,711,458
		$24,299,908
Div. Financial Services — 1.5%
DJCDX Index, Series 7-T1, 8.375%, 12/29/11 (2)	20,000	20,450,000
Residential Capital Corp., Sub. Notes, Variable Rate, 7.19%, 4/17/09 (2)	9,095	9,131,917
		$29,581,917
Diversified Media — 2.6%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,090,000
Advanstar Communications, Inc., 10.75%, 8/15/10	14,835	16,021,800
Affinion Group, Inc., 10.125%, 10/15/13	1,800	1,944,000
Affinion Group, Inc., 11.50%, 10/15/15	2,520	2,721,600
CanWest Media, Inc., 8.00%, 9/15/12	19,247	20,064,526
Lamar Media Corp., Sr. Sub. Notes, 6.625%, 8/15/15	2,545	2,519,550
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,225,406
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,875,950
		$51,462,832
Energy — 6.4%
Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	$8,225	$8,389,500
Allis-Chalmers Energy, Inc., Sr. Notes, 8.50%, 3/1/17 (2)	1,875	1,884,375
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17 (2)	5,715	5,729,287
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,150	2,010,250
Compton Pet Finance Corp., 7.625%, 12/1/13	4,520	4,339,200
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	1,240	1,283,400
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	4,322,500
El Paso Production Holding Co., 7.75%, 6/1/13	830	863,200
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,726,525
Giant Industries, 8.00%, 5/15/14	3,750	4,045,312

Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	$6,735	$6,549,787
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,595,825
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (2)	4,425	4,712,625
Opti Cananda, Inc., 8.25%, 12/15/14 (2)	7,475	7,848,750
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,573,119
Petrobras International Finance Co., 7.75%, 9/15/14	885	977,925
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	15,610,400
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,140,307
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,975	3,885,562
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,588,712
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (2)	10,225	10,301,687
SESI, LLC, 6.875%, 6/1/14	1,150	1,132,750
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,888,382
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,242,116
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14 (2)	6,050	6,322,250
United Refining Co., Sr. Notes, 10.50%, 8/15/12	11,770	12,240,800
VeraSun Energy Corp., 9.875%, 12/15/12	5,450	5,722,500
		$128,927,046
Entertainment/Film — 1.1%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$8,275	$8,740,469
AMC Entertainment, Inc., Variable Rate, 9.624%, 8/15/10	1,065	1,104,937
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	13,550	11,585,250
		$21,430,656
Environmental — 0.4%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$7,565,800
		$7,565,800
Food & Drug Retail — 1.3%
Rite Aid Corp., 6.125%, 12/15/08	$21,275	$21,248,406
Rite Aid Corp., 8.125%, 5/1/10	5,405	5,553,637
		$26,802,043
Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$9,285	$8,402,925
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,275,687
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	10,860	11,158,650
		$24,837,262
Gaming — 6.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14 (2)	$7,755	$7,919,794
CCM Merger, Inc., 8.00%, 8/1/13 (2)	4,915	4,908,856
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12 (2)	5,045	5,202,656
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	733	714,341
Galaxy Entertainment Finance, 9.875%, 12/15/12 (2)	8,710	9,472,125

Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10 (2)	$4,100	$4,376,750
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (2)	3,645	3,918,375
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	9,365	10,254,675
Las Vegas Sands Corp., 6.375%, 2/15/15	5,565	5,439,787
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11 (2)	3,390	2,296,725
Majestic Star Casino, LLC, 9.50%, 10/15/10	4,380	4,599,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,374,531
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	8,746,050
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14 (2)	745	821,362
San Pasqual Casino, 8.00%, 9/15/13 (2)	5,620	5,760,500
Station Casinos, Inc., 7.75%, 8/15/16	2,415	2,475,375
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,800	1,712,250
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	24,085	23,964,575
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (2)	6,105	6,379,725
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14 (2)	1,470	1,519,612
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (2)	11,531	12,280,515
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	1,034,800
		$126,172,379
Healthcare — 5.1%
Accellent, Inc., 10.50%, 12/1/13	$4,480	$4,681,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,858,100
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,275	3,430,687
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11	5,670	5,599,125
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,686,712
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,152,675
HCA, Inc., 8.75%, 9/1/10	2,715	2,837,175
HCA, Inc., 9.25%, 11/15/16 (2)	12,280	13,078,200
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	6,710	7,095,825
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16 (2)	9,285	9,377,850
National Mentor Holdings, Inc., Sr. Sub. Notes, 11.25%, 7/1/14 (2)	3,630	3,947,625
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,646,500
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	5,065	5,039,675
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	7,935	8,173,050
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,679,575
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,628,025
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009) 10/1/15	2,275	1,837,062
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	8,670	8,865,075
		$101,614,536

Boston Income Portfolio                                                                                                                  as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Principal
Security	Amount	Value
Homebuilders/Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15	$1,415	$1,252,275
		$1,252,275
Hotels — 0.2%
Host Hotels & Resorts L.P., Sr. Notes, 6.875%, 11/1/14 (2)	$3,705	$3,737,419
		$3,737,419
Leisure — 2.5%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14 (2)	$4,152	$4,318,216
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13 (2)	3,635	3,653,175
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.12%, 4/1/12 (2)	6,665	6,698,325
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	19,730	21,135,763
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.121%, 5/1/10	14,350	14,888,125
		$50,693,604
Metals/Mining — 1.9%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14 (2)	$4,480	$4,670,400
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16 (2)	13,290	13,821,600
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,343,563
FMG Finance PTY, Ltd., 10.625%, 9/1/16 (2)	5,525	6,118,938
FMG Finance PTY, Ltd., Variable Rate, 9.369%, 9/1/11	3,375	3,467,813
Novelis, Inc., 7.25%, 2/15/15	8,170	8,415,100
		$38,837,414
Paper — 1.9%
Georgia-Pacific Corp., 9.50%, 12/1/11	$2,970	$3,281,850
Jefferson Smurfit Corp., 7.50%, 6/1/13	1,555	1,508,350
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	11,075	11,822,563
NewPage Corp., 10.00%, 5/1/12	9,320	10,205,400
NewPage Corp., Variable Rate, 11.621%, 5/1/12	2,585	2,843,500
Smurfit-Stone Container Corp., Sr. Notes, 9.75%, 2/1/11	765	793,688
Stone Container Corp., 7.375%, 7/15/14	7,420	7,123,200
		$37,578,551
Publishing/Printing — 1.3%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$4,351	$4,187,838
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,199,375
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,726,160
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16 (2)	4,445	4,539,456
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,815	1,660,725
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	2,640	2,541,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13	2,865	2,757,563
		$25,612,117

Railroad — 0.9%
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13 (2)	$4,655	$4,678,275
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,780	1,873,450
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	8,830	9,470,175
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	2,735	2,967,475
		$18,989,375
Restaurants — 0.8%
EL Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$7,531,900
NPC International, Inc., 9.50%, 5/1/14	7,050	7,296,750
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15 (2)	1,915	1,962,875
		$16,791,525
Services — 4.8%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15 (2)	$5,640	$5,802,150
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15 (2)	3,010	3,085,250
Education Management, LLC, 8.75%, 6/1/14	5,215	5,501,825
Education Management, LLC, 10.25%, 6/1/16	7,285	7,867,800
Hertz Corp., 8.875%, 1/1/14	9,700	10,354,750
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (2)	4,410	4,520,250
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (2)	3,695	3,611,863
Medimedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14 (2)	1,125	1,184,063
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,857,813
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	7,099,450
Rental Service Corp., 9.50%, 12/1/14 (2)	1,855	1,947,750
Sabre Holdings Corp., 7.35%, 8/1/11	13,555	13,195,752
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12 (4)	11,539	12,349,584
United Rentals North America, Inc., 6.50%, 2/15/12	5,255	5,202,450
West Corp., Sr. Notes, 9.50%, 10/15/14 (2)	10,360	10,541,300
		$95,122,050
Steel — 0.8%
AK Steel Corp., 7.875%, 2/15/09	$2,535	$2,547,675
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,276,706
RathGibson, Inc., 11.25%, 2/15/14	7,875	8,386,875
		$15,211,256
Super Retail — 4.9%
AutoNation, Inc., Variable Rate, 7.36%, 4/15/13	$2,540	$2,571,750
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	4,415	4,591,600
GameStop Corp., 8.00%, 10/1/12	26,110	27,741,875
GameStop Corp., Variable Rate, 9.235%, 10/1/11	8,785	9,158,363
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,450	1,537,000
General Nutrition Centers, Inc., Sr. Sub. Notes, 8.50%, 12/1/10	4,145	4,321,163
GNC Parent Corp., Variable Rate, 12.14%, 12/1/11 (2)	9,385	9,619,625

Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14 (2)	$11,885	$12,746,663
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16 (2)	2,605	2,826,425
Neiman Marcus Group, Inc., 9.00%, 10/15/15	8,820	9,702,000
Neiman Marcus Group, Inc., 10.375%, 10/15/15	5,715	6,415,088
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14 (2)	1,860	1,918,125
Toys “R” Us, 7.375%, 10/15/18	6,340	5,404,850
		$98,554,527
Technology — 2.0%
Activant Solutions, Inc., Sr. Sub. Notes, 9.50%, 5/1/16 (2)	$1,810	$1,764,750
Avago Technologies Finance, Sr. Notes, 10.375%, 12/1/13 (2)	2,525	2,689,125
Avago Technologies Finance, Sr. Sub. Notes, 11.875%, 12/1/15 (2)	1,515	1,666,500
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.298%, 2/1/15	2,250	2,302,902
Freescale Semiconductor, Sr. Notes, 9.125%, 12/15/14 (2)	1,865	1,862,669
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15 (2)	1,155	1,183,875
Sungard Data Systems, Inc., 9.125%, 8/15/13	4,975	5,261,063
Sungard Data Systems, Inc., Variable Rate, 9.973%, 8/15/13	2,030	2,126,425
UGS Corp., 10.00%, 6/1/12	19,710	21,681,000
		$40,538,309
Telecommunications — 5.5%
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	$13,010	$13,984,579
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	5,490	5,949,788
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (2)	5,375	5,778,125
Intelsat Bermuda Ltd., 9.25%, 6/15/16 (2)	6,130	6,758,325
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	27,120	26,577,600
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	5,600	0
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14 (2)	4,665	4,793,288
Qwest Capital Funding, Inc., 7.00%, 8/3/09	3,130	3,200,425
Qwest Communications International, Inc., 7.50%, 2/15/14	11,465	11,894,938
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	1,145	1,167,900
Qwest Corp., 8.875%, 3/15/12	2,650	2,954,750
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,766,875
Qwest Corp., Sr. Notes, Variable Rate, 8.61%, 6/15/13	1,080	1,182,600
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	705	745,538
Rogers Wireless, Inc., Variable Rate, 8.485%, 12/15/10	5,465	5,587,963
U.S. West Communications, Debs., 7.20%, 11/10/26	670	676,700
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	8,843,084
Windstream Corp., 8.125%, 8/1/13	5,415	5,854,969
		$109,717,447
Textiles/Apparel — 3.5%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14 (2)	$8,250	$8,518,125
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	8,285	8,699,250
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	2,735	2,967,475
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	17,010	18,902,363

Levi Strauss & Co., Sr. Notes, Variable Rate, 10.11%, 4/1/12	$7,950	$8,188,500
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	11,218	11,666,720
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,940	5,063,500
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,783,500
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,220,000
		$70,009,433
Transportation Ex Air/Rail — 0.3%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$2,583	$2,408,648
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	4,004,753
		$6,413,401
Utilities — 3.4%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (2)	$3,555	$3,808,294
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	346,150
AES Corp., Sr. Notes, 9.00%, 5/15/15 (2)	1,890	2,031,750
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,770	3,089,794
Dynegy Holdings, Inc., 8.375%, 5/1/16	7,340	7,798,750
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	5,759,538
NGC Corp., 7.625%, 10/15/26	7,090	6,912,750
NRG Energy, Inc., 7.25%, 2/1/14	2,520	2,532,600
NRG Energy, Inc., 7.375%, 1/15/17	9,305	9,328,263
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	3,615	3,628,556
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,348,213
Reliant Energy, Inc., 9.25%, 7/15/10	6,095	6,430,225
		$68,014,883
Total Corporate Bonds & Notes (identified cost $1,590,232,812)		$1,652,289,079

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35 (2)	$5,745	$5,989,163
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	2,490	2,122,725
Total Convertible Bonds (identified cost, $8,276,872)		$8,111,888

Common Stocks — 1.5%

Security	Shares	Value
Containers — 0.5%
Greif, Inc.	90,000	$10,287,900
		$10,287,900

Gaming — 0.5%
Shreveport Gaming Holdings, Inc. (4) (5)	4,453	$79,486
Trump Entertainment Resorts, Inc. (5)	538,544	9,564,541
		$9,644,027
Healthcare — 0.4%
Triad Hospitals, Inc. (5)	61,848	$2,628,540
Universal Health Services, Inc., Class B (5)	65,000	3,765,450
		$6,393,990
Leisure — 0.0%
HRP, Class B (5)	3,730	$37
		$37
Metals/Mining — 0.1%
Fortescue Metals Group Ltd.	197,705	$2,350,734
		$2,350,734
Total Common Stocks (identified cost $25,003,253)		$28,676,688

Convertible Preferred Stocks — 1.1%

Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$8,763,370
Chesapeake Energy Corp., 5.00% (2)	21,939	2,254,232
		$11,017,602
Telecommunications — 0.5%
Crown Castle International Corp., (PIK)	174,523	$9,773,288
		$9,773,288
Total Convertible Preferred Stocks (identified cost $18,925,492)		$20,790,890

Miscellaneous — 0.0%

Security	Shares	Value
Utilities — 0.0%
Mirant Corp., Escrow Certificate	2,205,000	$40,793
Mirant Corp., Escrow Certificate (6)	4,900,000	76,685
		$117,478
Total Miscellaneous (identified cost, $0)		$117,478

Warrants — 0.1%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4) (5)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09 (4) (5) (6)	6,338	$38,027
		$38,027
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08 (2) (5)	4,825	$2,704,412
		$2,704,412
Total Warrants (identified cost $505,959)		$2,742,439

Short-Term Investments — 6.8%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (7)	136,852	$136,852,261
Total Short-Term Investments (at amortized cost, $136,852,261)		$136,852,261
Total Investments — 97.4% (identified cost $1,879,577,894)		$1,950,187,780
Other Assets, Less Liabilities — 2.6%		$52,555,113
Net Assets — 100.0%		$2,002,742,893

PIK	—	Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $45,940,000 as of January 31, 2007.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) an d the certificate of deposit

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $421,612,341 or 21.1% of the Portfolio’s net assets.

(3)	Defaulted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.
(7)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,884,682,347
Gross unrealized appreciation	$75,042,998
Gross unrealized depreciation	(9,537,565)
Net unrealized appreciation	$65,505,433

Restricted Securities

At January 31, 2007, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Mirant Corp., Escrow Certificate	1/05/06	4,900,000	$0	$76,685
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	6,338	0	$38,027
Total Restricted Securities			$0	$114,712

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2007

By:	/s Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	March 24, 2007